Segment Information	12 Months Ended
Dec. 31, 2018
Segment Reporting [Abstract]
Segment Information
Note 14 — SEGMENT INFORMATION
Operating income is the primary measure that is reported to our chief operating decision maker (CODM) for purposes of allocating resources to the segments and assessing their performance. Operating income at the segment level does not include: corporate general and administrative expenses that are not allocated to segments; intersegment sales and profit eliminations; charges related to specific strategic initiatives such as the consolidation of operations; restructuring activities, including employee separation costs resulting from personnel reduction programs, plant closure and phase-in costs; executive separation agreements; share-based compensation costs; asset impairments; environmental remediation costs, along with related gains from insurance recoveries, and other liabilities for facilities no longer owned or closed in prior years; gains and losses on the divestiture of joint ventures and equity investments; actuarial gains and losses associated with our pension and other post-retirement benefit plans; and certain other items that are not included in the measure of segment profit or loss that is reported to and reviewed by our CODM. These costs are included in Corporate and eliminations.
Segment assets are primarily customer receivables, inventories, net property, plant and equipment, intangible assets and goodwill. Intersegment sales are generally accounted for at prices that approximate those for similar transactions with unaffiliated customers. Corporate and eliminations assets and liabilities primarily include cash, debt, pension and other employee benefits, environmental liabilities, retained assets and liabilities of discontinued operations, and other unallocated corporate assets and liabilities. The accounting policies of each segment are consistent with those described in Note 1, Description of Business and Summary of Significant Accounting Policies.
PolyOne has three reportable segments. Previously, PolyOne had five reportable segments. However, as a result of the divestiture of DSS, we have removed DSS as a separate operating segment and its results are presented as a discontinued operation. Additionally, as a result of the divestiture of Performance Products and Solution, we have removed Performance Products and Solution as a separate operating segment and its results are presented as a discontinued operation. Historical information has been retrospectively adjusted to reflect these changes.
The following is a description of each of our three reportable segments.
Color, Additives and Inks
Color, Additives and Inks is a leading provider of specialized custom color and additive concentrates in solid and liquid form for thermoplastics, dispersions for thermosets, as well as specialty inks, plastisols, and vinyl slush molding solutions. Color and additive solutions include an innovative array of colors, special effects and performance-enhancing and eco-friendly solutions. When combined with polymer resins, our solutions help customers achieve differentiated specialized colors and effects targeted at the demands of today’s highly design-oriented consumer and industrial end markets. Our additive concentrates encompass a wide variety of performance and process enhancing characteristics and are commonly categorized by the function that they perform, including UV light stabilization and blocking, antimicrobial, anti-static, blowing or foaming, antioxidant, lubricant, oxygen and visible light blocking and productivity enhancement. Our colorant and additives concentrates are used in a broad range of polymers, including those used in medical and pharmaceutical devices, food packaging, personal care and cosmetics, transportation, building products, wire and cable markets. We also provide custom-formulated liquid systems that meet a variety of customer needs and chemistries, including polyester, vinyl, natural rubber and latex, polyurethane and silicone. Our offerings also include proprietary inks and latexes for diversified markets such as recreational and athletic apparel, construction and filtration, outdoor furniture and healthcare. Our liquid polymer coatings and additives are largely based on vinyl and are used in a variety of markets, including building and construction, consumer, healthcare, industrial, packaging, textiles, appliances, transportation, and wire and cable. Color, Additives and Inks has manufacturing, sales and service facilities located throughout North America, South America, Europe and Asia.
Specialty Engineered Materials
Specialty Engineered Materials is a leading provider of specialty polymer formulations, services and solutions for designers, assemblers and processors of thermoplastic materials across a wide variety of markets and end-use applications. Our product portfolio, which we believe to be one of the most diverse in our industry, includes specialty formulated high-performance polymer materials that are manufactured using thermoplastic resins and elastomers, which are then combined with advanced polymer additives, reinforcement, filler, colorant and/or biomaterial technologies. We also have what we believe is the broadest composite platform of solutions, which include a full range of products from long glass and carbon fiber technology to thermoset and thermoplastic composites. These solutions meet a wide variety of unique customer requirements for light weighting. Our technical and market expertise enables us to expand the performance range and structural properties of traditional engineering-grade thermoplastic resins to meet evolving customer needs. Specialty Engineered Materials has manufacturing, sales and service facilities located throughout North America, Europe, and Asia. Our product development and application reach is further enhanced by the capabilities of our Innovation Centers in the United States, Germany and China, which produce and evaluate prototype and sample parts to help assess end-use performance and guide product development. Our manufacturing capabilities are targeted at meeting our customers’ demand for speed, flexibility and critical quality.
Distribution
The Distribution business distributes more than 4,000 grades of engineering and commodity grade resins, including PolyOne-produced solutions, principally to the North American, Central American and Asian markets. These products are sold to over 6,500 custom injection molders and extruders who, in turn, convert them into plastic parts that are sold to end-users in a wide range of industries. Representing over 25 major suppliers, we offer our customers a broad product portfolio, just-in-time delivery from multiple stocking locations and local technical support. Expansion in Central America and Asia have bolstered Distribution's ability to serve the specialized needs of customers globally.
Financial information by reportable segment is as follows:

Year Ended December 31, 2018 (In millions)	Sales to External Customers	Intersegment Sales	Total Sales	Operating Income	Depreciation and Amortization	Capital Expenditures	Total Assets
Color, Additives and Inks	$1,040.6	$5.9	$1,046.5	$158.5	$44.3	$22.9	$1,243.5
Specialty Engineered Materials	593.6	52.2	645.8	72.3	23.2	25.2	599.0
Distribution	1,246.8	18.6	1,265.4	71.5	0.7	0.1	249.0
Corporate and Eliminations	—	(76.7)	(76.7)	(123.7)	4.4	8.3	377.6
Assets Held for Sale	—	—	—	—	15.9	19.5	254.2
Total	$2,881.0	$—	$2,881.0	$178.6	$88.5	$76.0	$2,723.3

Year Ended December 31, 2017 (In millions)	Sales to External Customers	Intersegment Sales	Total Sales	Operating Income	Depreciation and Amortization	Capital Expenditures	Total Assets
Color, Additives and Inks	$877.7	$15.5	$893.2	$138.6	$41.2	$21.2	$1,149.8
Specialty Engineered Materials	574.8	49.5	624.3	75.5	21.1	23.4	548.0
Distribution	1,137.8	16.8	1,154.6	72.6	0.8	0.5	256.0
Corporate and Eliminations	—	(81.8)	(81.8)	(113.6)	4.2	9.3	495.5
Assets Held for Sale					15.5	17.2	256.0
Total	$2,590.3	$—	$2,590.3	$173.1	$82.8	$71.6	$2,705.3

Year Ended December 31, 2016 (In millions)	Sales to External Customers	Intersegment Sales	Total Sales	Operating Income	Depreciation and Amortization	Capital Expenditures	Total Assets
Color, Additives and Inks	$778.9	$18.8	$797.7	$127.5	$40.2	$20.6	$926.9
Specialty Engineered Materials	516.4	49.4	565.8	81.1	18.3	19.4	546.6
Distribution	1,054.1	16.9	1,071.0	68.2	0.7	0.2	211.1
Corporate and Eliminations	—	(85.1)	(85.1)	(106.4)	4.0	13.0	384.7
Assets Held for Sale	—	—	—	—	40.8	31.0	666.5
Total	$2,349.4	$—	$2,349.4	$170.4	$104.0	$84.2	$2,735.8

Our sales are primarily to customers in the United States, Canada, Mexico, Europe, South America and Asia, and the majority of our assets are located in these same geographic areas. The following is a summary of sales and long-lived assets based on the geographic areas where the sales originated and where the assets are located:

(In millions)	2018	2017	2016
Sales:
United States	$1,543.1	$1,439.2	$1,327.0
Europe	547.4	455.7	415.2
Canada	142.2	133.8	132.5
Asia	331.8	296.3	255.2
Mexico	296.5	246.2	202.2
South America	20.0	19.1	17.3
Total Sales	$2,881.0	$2,590.3	$2,349.4

Long lived assets:
United States	$205.4	$196.5	$186.9
Europe	113.5	94.0	83.9
Canada	0.2	0.2	0.2
Asia	57.5	55.1	43.5
Mexico	6.2	6.4	5.8
South America	1.7	2.0	1.1
Total Long lived assets	$384.5	$354.2	$321.4